CASH FLOW ITEMS - Reconciliation of Long-Term Debt Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 23, 2020
Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 830.8	$ 918.7
Draws	280.0	400.0
Deferred transaction costs		(23.0)
Repayments	(65.1)	(464.2)
Non-cash changes:
Amortization of deferred financing charges	5.3	3.8
Foreign currency translation		0.2
Change in fair value of embedded derivative	(21.6)	(4.1)
Other	(0.5)	(0.6)
Ending balance	1,028.9	830.8
Equipment loans | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	7.2	16.1
Draws	0.0	0.0
Deferred transaction costs		0.0
Repayments	(5.1)	(9.2)
Non-cash changes:
Amortization of deferred financing charges	0.0	0.1
Foreign currency translation		0.2
Change in fair value of embedded derivative	0.0	0.0
Other	0.0	0.0
Ending balance	$ 2.1	7.2
5.75% senior notes | Fixed interest rate
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest rate	5.75%		5.75%
5.75% senior notes | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 448.0	447.6
Draws	0.0	0.0
Deferred transaction costs		0.0
Repayments	0.0	0.0
Non-cash changes:
Amortization of deferred financing charges	0.9	0.9
Foreign currency translation		0.0
Change in fair value of embedded derivative	0.0	0.0
Other	(0.5)	(0.5)
Ending balance	448.4	448.0
Credit facility | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	0.0	455.0
Draws	280.0	0.0
Deferred transaction costs		0.0
Repayments	(60.0)	(455.0)
Non-cash changes:
Amortization of deferred financing charges	0.0	0.0
Foreign currency translation		0.0
Change in fair value of embedded derivative	0.0	0.0
Other	0.0	0.0
Ending balance	$ 220.0	0.0
Term Loan | Fixed interest rate
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest rate	8.25%
Term Loan | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 375.6	0.0
Draws	0.0	400.0
Deferred transaction costs		(23.0)
Repayments	0.0	0.0
Non-cash changes:
Amortization of deferred financing charges	4.4	2.8
Foreign currency translation		0.0
Change in fair value of embedded derivative	(21.6)	(4.1)
Other	0.0	(0.1)
Ending balance	$ 358.4	$ 375.6